Revenue (Revenue Disaggregation by Geographical Region and Revenue Type) (FY) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2024	Jun. 30, 2023	Jun. 28, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Sales	$ 1,288	$ 1,253	$ 2,534	$ 2,478	$ 5,021	$ 4,870	$ 4,700
North America
Disaggregation of Revenue [Line Items]
Sales	616	582	1,219	1,158	2,353	2,260	2,054
Western Europe
Disaggregation of Revenue [Line Items]
Sales	284	285	565	563	1,120	1,059	1,099
Other developed markets
Disaggregation of Revenue [Line Items]
Sales	29	31	56	60	118	123	119
High-growth markets
Disaggregation of Revenue [Line Items]
Sales	359	355	694	697	1,430	1,428	1,428
Recurring
Disaggregation of Revenue [Line Items]
Sales	794	742	1,552	1,466	2,954	2,859	2,660
Nonrecurring
Disaggregation of Revenue [Line Items]
Sales	494	511	982	1,012	2,067	2,011	2,040
Operating segments | Water Quality
Disaggregation of Revenue [Line Items]
Sales	777	756	1,526	1,485	3,039	2,887	2,669
Operating segments | Water Quality | North America
Disaggregation of Revenue [Line Items]
Sales	446	418	881	827	1,694	1,590	1,408
Operating segments | Water Quality | Western Europe
Disaggregation of Revenue [Line Items]
Sales	132	134	263	265	536	500	490
Operating segments | Water Quality | Other developed markets
Disaggregation of Revenue [Line Items]
Sales	17	17	32	33	65	67	61
Operating segments | Water Quality | High-growth markets
Disaggregation of Revenue [Line Items]
Sales	182	187	350	360	744	730	710
Operating segments | Water Quality | Recurring
Disaggregation of Revenue [Line Items]
Sales	473	437	915	859	1,727	1,663	1,491
Operating segments | Water Quality | Nonrecurring
Disaggregation of Revenue [Line Items]
Sales	$ 304	$ 319	$ 611	$ 626	1,312	1,224	1,178
Operating segments | Product Quality & Innovation
Disaggregation of Revenue [Line Items]
Sales					1,982	1,983	2,031
Operating segments | Product Quality & Innovation | North America
Disaggregation of Revenue [Line Items]
Sales					659	670	646
Operating segments | Product Quality & Innovation | Western Europe
Disaggregation of Revenue [Line Items]
Sales					584	559	609
Operating segments | Product Quality & Innovation | Other developed markets
Disaggregation of Revenue [Line Items]
Sales					53	56	58
Operating segments | Product Quality & Innovation | High-growth markets
Disaggregation of Revenue [Line Items]
Sales					686	698	718
Operating segments | Product Quality & Innovation | Recurring
Disaggregation of Revenue [Line Items]
Sales					1,227	1,196	1,169
Operating segments | Product Quality & Innovation | Nonrecurring
Disaggregation of Revenue [Line Items]
Sales					$ 755	$ 787	$ 862